UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Errol M Rudman

Address:   153 East 53rd Street
           48th Floor
           New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M Rudman
Title:     Investment Manager
Phone:     (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York           November 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $158,580
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                         September 30, 2003

COLUMN 1                          COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8

                                  TITLE OF                        VALUE    SHRS OR   SH/ PUT/   INVSTMT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                    CLASS              CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN   MNGRS  SOLE  SHARED  NONE
--------------                    -----              -----       --------  -------   --------   --------   -----  ----  ------  ----
ACCENTURE LTD BERMUDA             CL A               G1150G111   3008       134650   SH         SOLE               134650
AKAMAI TECHNOLOGIES INC           COM                00971T101   5080      1184170   SH         SOLE              1184170
ALLIED WASTE INDS INC             COM PAR$.01 NEW    019589308   5127       474750   SH         SOLE               474750
AMGEN INC                         COM                031162100   8197       127051   SH         SOLE               127051
AMPHENOL CORP NEW                 CL A               032095101   8713       167390   SH         SOLE               167390
AOL TIME WARNER INC INC           COM                00184A905   3659       242150   SH         SOLE               242150
ARRIS GROUP INC                   COM                04269Q100   1013       176200   SH         SOLE               176200
AT&T WIRELESS SVCS INC            COM                00209A106   2711       331440   SH         SOLE               331440
BIOSPHERE MEDICAL INC             COM                09066V103    841       267124   SH         SOLE               267124
BOWATER INC                       COM                102183100   1251        29750   SH         SOLE                29750
CABLEVISION SYS CORP              CL A NY CABLVS     12686C109   8739       482823   SH         SOLE               482823
CALPINE CORP                      COM                131347106    427        87300   SH         SOLE                87300
CAREMARK RX INC                   COM                141705103   3523       155900   SH         SOLE               155900
CENDANT CORP                      COM                151313103   1639        87700   SH         SOLE                87700
CHARTER COMMUNICATIONS INC D      CL A               16117M107    859       208400   SH         SOLE               208400
CIT GROUP INC                     COM                125581108   1438        50000   SH         SOLE                50000
CITIGROUP INC                     COM                172967101   5518       121250   SH         SOLE               121250
CLEAR CHANNEL COMMUNICATIONS      COM                184502102   3298        86100   SH         SOLE                86100
CONSECO INC                       COM NEW            208464883   1270        70300   SH         SOLE                70300
CROWN CASTLE INTL CORP            COM                228227104   2804       298000   SH         SOLE               298000
CSX CORP                          COM                126408103   1330        45470   SH         SOLE                45470
DU PONT (E.I.) DE NEMOURS & CO    COM                263534109   1320        33000   SH         SOLE                33000
FOX ENTMT GROUP INC               CL A               35138T107   1968        70300   SH         SOLE                70300
HARMONIC INC                      COM                413160102    160        25500   SH         SOLE                25500
HCA INC                           COM                404119109   3054        82850   SH         SOLE                82850
LEVEL 3 COMMUNICATIONS INC        COM                52729N100    119        22000   SH         SOLE                22000
LIBERTY MEDIA CORP NEW            COM SER A          530718105   3717       372808   SH         SOLE               372808
LIFEPOINT HOSPITALS INC           COM                53219L109   2755       113900   SH         SOLE               113900
MCLEODUSA INC                     CL A               582266706     33        24000   SH         SOLE                24000
MEADWESTVACO CORP                 COM                583334107   2811       110250   SH         SOLE               110250
MEDCO HEALTH SOLUTIONS INC        COM                58405U102   2723       105000   SH         SOLE               105000
MERRILL LYNCH & CO INC            COM                590188108   6820       127400   SH         SOLE               127400
MOHAWK INDS INC                   COM                608190104   6567        92080   SH         SOLE                92080
NOKIA CORP SPON ADR               SPONSORED ADR      654902204   2730       175000   SH         SOLE               175000
SELECT SECTOR SPDR TR             SBI MATERIALS      81369Y100   2631       120500   SH         SOLE               120500
SYMBOL TECHNOLOGIES INC           COM                871508107   4533       379350   SH         SOLE               379350
TENET HEALTHCARE CORP             COM                88033G100   4791       330850   SH         SOLE               330850
TIME WARNER TELECOM INC           CL A               887319101   6981       753850   SH         SOLE               753850
TIMKEN CO                         COM                887389104   1919       125950   SH         SOLE               125950
TYCO INTL LTD NEW                 COM                902124106   1324        64800   SH         SOLE                64800
VCAMPUS CORP                      COM NEW            92240C308    243        93785   SH         SOLE                93785
VERINT SYS INC                    COM                92343X100   4733       221060   SH         SOLE               221060
VISHAY INTERTECHNOLOGY INC        COM                92829Y108   3212       183350   SH         SOLE               183350
VISTACARE INC CL A                COM                928394109   3440       108900   SH         SOLE               108900
WASTE MGMT INC                    COM                94106L109   1148        43850   SH         SOLE                43850
YELLOW CORP                       COM                985509108   9304       312000   SH         SOLE               312000
HANCOCK JOHN FINL SVCSJ INC       CALL               41014S906   1859        55000       CALL   SOLE                55000
TENET HEALTHCARE CORP             CALL               88033G900   7240       500000       CALL   SOLE               500000
                                                     Total     158580


70300.0000 #442679